Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Weiyue
Acquisitions
Schedule of consideration allocated on the acquisition date based on fair value of assets acquired and liabilities assumed

As of acquisition date
(In thousands)
Consideration	$8,252
Fair value of previously held 35% equity interest	4,648
Non-controlling interests	5,856

Total consideration	18,756

Tangible assets	940
Identifiable intangible assets acquired	3,631
Liabilities assumed	(341)
Goodwill	14,526

Total consideration	$18,756